Segmented Information - Disclosure of detailed information about royalty and property and equipment revenue by location (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Royalty and other property interests	$ 48,099	$ 53,425	$ 65,648
Property and equipment	853	1,188
Fennoscandia
Disclosure of operating segments [line items]
Royalty and other property interests	524	515
Property and equipment	161	150
U.S.A.
Disclosure of operating segments [line items]
Royalty and other property interests	5,611	6,026
Property and equipment	605	1,019
Eastern Europe and Morocco
Disclosure of operating segments [line items]
Royalty and other property interests	30,041	34,676
Property and equipment	87	19
South America
Disclosure of operating segments [line items]
Royalty and other property interests	9,715	9,742
Property and equipment	0	0
Other
Disclosure of operating segments [line items]
Royalty and other property interests	2,208	2,466
Property and equipment	$ 0	$ 0